Receivables (Detail) - USD ($) $ in Thousands	Apr. 28, 2018	Apr. 29, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts	$ 19,446	$ 16,189
Credit/debit card receivables	22,564	25,136
eBook settlement receivable (see Note 21)	452	2,478
Other receivables	22,100	23,491
Total receivables, net	$ 64,562	$ 67,294